Stock-Based Compensation Plans and Employee Benefits (Directors' Awards) (Details) - Director [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
CSE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	12,953
Vesting period	7 months 15 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	72,537
Vesting period	1 year
CSE and Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 9.65
Non-vested, outstanding (in shares)	333,384
Aggregate intrinsic value for directors | $	$ 4.1